Fair Value Measurements - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Oct. 02, 2020	Aug. 13, 2020	Aug. 07, 2020	Jun. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset and related liabilities, Held for sale							$ 0					$ 0	$ 0
Asset and related liabilities, Held for sale, Fair value disclosure								$ 109,500,000						$ 109,500,000
Other Goodwill written fff								69,500,000
Asset impairment charges						$ 300,000,000					$ 2,825,000		3,066,000	63,128,000	$ 29,572,000
Senior Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt fair value					$ 699,600,000		454,300,000			$ 699,600,000		454,300,000	454,300,000
Other Long Lived Assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset impairment charges					195,300,000					438,100,000			943,700,000	129,300,000	$ 29,600,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Asset, Recurring basis, Still held, Unrealized gain loss														0
Fair Value, Inputs, Level 3 [Member] | Property Plant And Equipment Right To Use Assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets fair value disclosure							343,100,000					343,100,000	343,100,000
Asset impairment charges					47,600,000					104,300,000			201,200,000
Fair Value, Inputs, Level 2 [Member] | Goodwill And Intangible Asset [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets net including goodwill								12,300,000						12,300,000
Goodwill and intangible asset impairment														165,900,000
Fair Value, Inputs, Level 2 [Member] | Investment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets fair value disclosure								35,000,000.0						35,000,000.0
Asset impairment charges								$ 23,300,000
Fair Value, Inputs, Level 2 [Member] | Property Plant And Equipment Right To Use Assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets fair value disclosure					1,224,800,000					1,224,800,000
Fair Value, Inputs, Level 2 [Member] | Asset And Related Liabilities Held For Sale [Member] | Fair Value, Nonrecurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset and related liabilities, Held for sale							0					0	0
Asset and related liabilities, Held for sale, Impairment charges					17,000,000.0					17,000,000.0			17,000,000.0	2,600,000
Income Loss From Equity Method Investments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Asset, Recurring basis, Still held, Unrealized gain loss					0					(600,000)
Income Loss From Equity Method Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Asset, Recurring basis, Still held, Unrealized gain loss					12,900,000					15,300,000			43,900,000
Fair value, Liability, Recurring basis, Still held, Unrealized gain loss													1,600,000
Selling, General and Administrative Expenses [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Liability, Recurring basis, Still held, Unrealized gain loss													100,000	60,700,000
Gain From Change In Fair Value Of Related Party Financial Instruments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Asset, Recurring basis, Still held, Unrealized gain loss					1,300,000					(350,800,000)
Fair value, Liability, Recurring basis, Still held, Unrealized gain loss													$ 433,000,000.0	$ 217,500,000
BOWX ACQUISITION CORP [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities				$ 0	9,327,999					12,670,532		4,664,000
BOWX ACQUISITION CORP [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities					9,327,999	$ 3,342,533	$ 3,420,267		$ 1,243,733
BOWX ACQUISITION CORP [Member] | Public Warrants [Member] | Binomial Monte Carlo Simulation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities		$ 8,600,000	$ 8,600,000		$ 9,400,000					$ 12,700,000		$ 4,700,000
China Co [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Deconsolidation, Equity method investment retained, Percentage	21.60%
Deconsolidation, Equity method investment retained, Value	$ 26,300,000